FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

17. FAIR VALUE MEASUREMENTS

The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

			Fair Value Measurements at December 31, 2025 Using
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Assets:
Certificates of deposit	Short-term cash investments	$300,000	—	$300,000	—
Derivative financial instruments	Other current assets	$—	—	$—	—
Equity securities	Other assets	$1,564	$1,564	—	—
Private equity securities	Other assets	$3,406	—	—	$3,406

			Fair Value Measurements at December 31, 2024 Using
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Assets:
Certificates of deposit	Short-term cash investments	$255,669	—	$255,669	—
Derivative financial instruments	Other current assets	$6	—	$6	—
Equity securities	Other assets	$1,078	$1,078	—	—
Private equity securities	Other assets	$1,500	—	—	$1,500

The following is a description of the valuation techniques used for these assets and liabilities, as well as the level of input used to measure fair value:

Certificates of deposit – these investments consist of certificates of deposit with varying maturities. We classify these investments within Level 2 of the valuation hierarchy because fair value is based on indirectly observable market inputs.

Equity securities – these investments are exchange-traded equity securities. Fair values for these investments are based on closing stock prices from active markets and are therefore classified within Level 1 of the fair value hierarchy.

Private equity securities – other investments in which fair value inputs are unobservable and are therefore classified within Level 3 of the fair value hierarchy.

Derivative financial instruments – these derivatives are foreign currency forward contracts. See Note 16. Fair value is based on observable market inputs, such as forward rates in active markets; therefore, we classify these derivatives within Level 2 of the valuation hierarchy.